Unaudited Condensed Consolidated Statements of Operations and Comprehensive Income (Loss) - USD ($)	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2021	Jun. 30, 2020	Jun. 30, 2021	Jun. 30, 2020	Dec. 31, 2020	Dec. 31, 2019
Revenues
- Sales of commodity products – related parties	$ 1,523,616	$ 1,563,669	$ 21,926,631	$ 2,617,301	$ 16,243,777
- Sales of commodity products – third parties	57,989,381		67,022,848		8,252,866	100,427
- Supply chain management services – related parties		26,949		70,596	2,140,840
- Supply chain management services – third parties	326,650	351,793	472,425	460,630	1,631,318	562,586
Total Revenue	59,839,647	1,942,411	89,421,904	3,148,527	28,268,801	663,013
Cost of revenue
- Commodity product sales-related parties	(1,531,336)	(1,369,669)	(21,917,517)	(1,256,218)	(16,744,094)	(100,180)
- Commodity product sales-third parties	(57,932,603)	(200,679)	(66,965,015)	(1,369,669)	(7,853,215)
- Supply chain management services – related parties						(489,231)
- Supply chain management services – third parties	(2,592)	(7,633)	(3,642)	(7,954)	(43,162)
Total cost of revenue	(59,466,531)	(1,577,981)	(88,886,174)	(2,633,841)	(24,640,471)	(589,411)
Gross profit	373,116	364,430	535,730	514,686	3,628,330	73,602
Operating expenses
Selling, general, and administrative expenses	(2,054,354)	(439,128)	(3,624,733)	(740,825)	(3,035,598)	(2,334,315)
Total operating cost and expenses	(2,054,354)	(439,128)	(3,624,733)	(740,825)	(3,035,598)	(2,334,315)
Other income (expenses), net
Interest income	2,946,236	1,804,743	5,045,093	1,884,923	6,239,943	64,461
Interest expenses	(155,825)	(31,610)	(283,248)	(54,480)	(185,106)
Share-based payment for service			(1,695,042)
Amortization of beneficial conversion feature relating to issuance of convertible notes		(3,400,000)		(3,400,000)	(3,400,000)
Amortization of relative fair value of warrants relating to issuance of convertible notes		(3,060,000)		(3,060,000)	(3,060,000)
Impairment of investment securities						(200,000)
Impairment of investment in an equity investee					(410,000)	(1,809,251)
Impairment of investment in financial products						(1,000,000)
Other income (expense), net	(379,924)		(386,358)
Total other income (expenses), net	2,410,487	(4,686,867)	2,680,445	(4,629,557)	(815,163)	(2,944,790)
Net income (loss) from continuing operations before income taxes	729,249	(4,761,565)	(408,558)	(4,855,696)	(222,431)	(5,205,503)
Income tax expenses	(371,393)	(408,829)	(771,862)	(408,829)	(2,177,924)	(14,861)
Net income (loss) from continued operations, net of tax	357,856	(5,170,394)	(1,180,420)	(5,264,525)	(2,400,355)	(5,220,364)
Net loss from discontinued operations, net of tax		(292,091)		(552,445)	(3,551,258)	(1,722,158)
Net income (loss)	(357,856)	(5,462,485)	(1,180,420)	(5,816,970)	(5,951,613)	(6,942,522)
Less: Net loss attributable to non-controlling interests		2,804		7,073		8,572
Net income (loss) attributable to TD Holdings, Inc.’s Stockholders	357,856	(5,459,681)	(1,180,420)	(5,809,897)	(5,951,613)	(6,933,950)
Comprehensive Income (Loss)
Net income (loss)	357,856	(5,462,485)	(1,180,420)	(5,816,970)	(5,951,613)	(6,942,522)
Foreign currency translation adjustment	2,706,148	(85,670)	2,062,570	(87,972)	7,219,776	176,776
Comprehensive income (loss)	3,064,004	(5,548,155)	882,150	(5,904,942)	1,268,163	(6,765,746)
Less: Total comprehensive income - attributable to non-controlling interests		2,804		7,073		8,572
Comprehensive income (loss) attributable to TD Holdings, Inc.	$ 3,064,064	$ (5,545,351)	$ 882,150	$ (5,897,869)	$ 1,268,163	$ (6,757,174)
Income (Loss) per share - basic and diluted
Continuing Operation- Income (loss) per share – Basic and diluted (in Dollars per share)	$ 0.00	$ (0.11)	$ (0.01)	$ (0.17)
Continuing Operation- Income (loss) per share – Diluted (in Dollars per share)	$ 0.00
Discontinuing Operation-Net loss per share –Basic and diluted (in Dollars per share)		$ (0.01)		$ (0.02)
Weighted Average Shares Outstanding-Basic (in Shares)	96,821,039	47,486,210	95,025,014	30,579,616
Weighted Average Shares Outstanding- Diluted (in Shares)	102,312,155
Weighted Average Shares Outstanding-Basic and Diluted (in Shares)					51,273,048	7,776,306
Income (loss) per share- basic and diluted (in Dollars per share)					$ (0.12)	$ (0.89)
Income (loss) per share continuing - basic and diluted (in Dollars per share)					(0.05)	(0.67)
Income (loss) per share discontinued - basic and diluted (in Dollars per share)					$ (0.07)	$ (0.22)